UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File number: 811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

225 South Meramec Avenue Suite 732 Tower St. Louis, Missouri 63105

(Address of principal executive offices) (Zip code)

Terry Gallagher

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code: 314-725-6161

Date of fiscal year end: 8/31

Date of reporting period: 07/01/05 - 06/30/06

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

Sparrow Growth Fund

Security Name	Ticker	Security ID/CUSIP	Meeting Date	Description of Matter/Proposal	Proposed by Management (M) or Shareholders (S)	Vote? (Yes or No)	Vote For, Against or Abstain	Fund Cast its Vote For or Against Management
Allied Irish Banks	AIB	019228402	4/26/2006	For all Directors	M		For	For
				To receive the report and accounts	M		For	For
				To declare the final dividend	M		For	For
				To determine the directors' remuneration	M		For	For
				To authorize the directors to fix the auditors' remuneration	M		For	For
				To Renew authority for the company to make market purchases of the company's shares	M		For	For
				To set the price range for the off-market re-issue of treasury shares	M		For	For
				To renew the director's authority to allot shares for cash	M		For	For
				The approve a payment to a former director	M		For	For
				To remove KPMG as auditors	M		Against	For
				To appoint Mr. Niall Murphy A director	M		Against	For
Bank of America Corporation	BAC	060505104	4/26/2006	For all Directors	M		For	For
				Ratification of independent registered accounting firm	M		For	For
				Adopt an Amendment to the 2003 Key Associate Stock Plan	M		For	For
				Political Contributions	S		Against	For
				Majority Voting in director Elections	S		Against	For
				Independent Board Chairman	S		Against	For
				Equal Employment Opportunity Policy	S		Against	For
Boyd Gaming Corporation	BYD	103304101	5/18/2006	For all Directors	M		For	For
				To ratify the appointment of Deloitte & Touche LLP as Independent Registered public accounting firm for 2006	M		For	For
				To approve an amendment to and a restatement of the company's 2000 executive management incentive plan	M		For	For

				To Approve an amendment to and restatement of the company's articles of incorporation to declassify the board of directors and to establish the annual election of directors.	M	For	For
Commerce Bancorp, Inc.	CBH	200519106	5/16/2006	For all Directors	M	For	For
				The ratification of appointment of independent registered public accounting firm.	M	For	For
Chesapeake Energy Corp.	CHK	165167107	6/9/2006	For all Directors	M	For	For
				To approve an amendment to certificate of incorporation to increase the number of authorized shares of common stock.	M	For	For
				To approve an amendment to the Chesapeake Long Term Incentive Plan	M	For	For
China Mobile (Hong Kong) Ltd	CHL	16941M109	5/18/2006	For all Directors	M	For	For
				To Receive and consider audited financial statements and reports of directors and auditors for 2005	M	For	For
				To declare a final dividend for 2005	M	For	For
				To Reappoint KPMG as auditors and to authorize the directors to fix remuneration	M	For	For
				To give a general mandate to the directors to repurchase shares in the company not exceeding 10% of the aggregate nominal amount of the existing issued share capital.	M	For	For
				To give a general mandate to the directors to issue, allot and deal with additional shares in the company not exceeding 20% of the aggregate nominal amount the existing issued share capital.	M	For	For
				To extend the general mandate granted to the directors to issue, allot and deal with shares by the number of shares repurchased	M	For	For
				To approve the change of name of the company.	M	For	For
Cryptologic Inc.	CRYP	228906103	5/11/2006	For all Directors	M	For	For
				Authorizing the adoption of the amendment to the 2002 incentive stock option plan to issue an additional 250,000 common shares (Recruitment options)	M	Against	Against

				Authorizing the adoption of the amendment to the 2002 incentive stock option plan to issue an additional 250,000 common shares (Employee Options)	M	Against	Against
				Authorizing the adoption of the amendment to the 2002 incentive stock option plan to issue an additional 150,000 common shares (Other options)	M	Against	Against
				The re-appointment of auditors: KPMG LLP and authorizing the directors to fix the auditor's remuneration	M	For	For
				In his discretion, on such other issues as may properly come before the meeting	M	For	For
First Cash Financial Services Inc.	FCFS	31942D107	6/7/2006	For all Directors	M	For	For
				Ratification of the selection of Hein & Associates LLP as independent auditors of the company for 2006.	M	For	For
Florida Rock Industries	FRK	341140101	2/1/2006	For all Directors	M	For	For
				Approval of amended management incentive compensation plan	M	For	For
				Approval of proposed amendment of articles of incorporation to increase authorized capital stock.	M	For	For
General Dynamics Corporation	GD	369550108	5/3/2006	For all Directors	M	For	For
				Selection of Independent Auditors	M	For	For
				Majority Vote Standard for election of directors	S	Against	For
				Automatic disqualification of directors who fail to receive a majority of affirmative votes cast	S	Against	For
				Independent Board Chairman	S	Against	For
				Corporate Political Contributions	S	Against	For
				Sustainability Report	S	Against	For
Harman International Industries	HAR	413086109	11/2/2005	For all Directors	M	For	For
The Hershey Company	HSY	427866108	4/18/2006	For all Directors	M	For	For
				To Ratify appointment of KPMG LLP as independent auditors	M	For	For
				Stockholder Proposal Regarding Cocoa supply report	S	Against	For

Illinois Tool Works Inc.	ITW	452308109	5/5/2006	For all Directors	M	For	For
				Approval of Amendment of restated certification of incorporation	M	For	For
				Approval of ITW Inc. 2006 Stock Incentive Plan	M	For	For
				Ratification of appointment of Deloitte & Touche LLP	M	For	For
				Implementation of Certain Business Principles for Workers in China	S	Against	For
				Majority Voting in director Elections	S	Against	For
Johnson Controls, Inc.	JCI	478366107	1/25/2006	For all Directors	M	For	For
				Ratification of PWC as Independent Auditors	M	For	For
				Approval of the JCI Annual and Long-Term Incentive Perf. Plan	M	For	For
Lifetime Brands, Inc.	LCUT	53222Q103	6/8/2006	For all Directors	M	For	For
				To Ratify the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm	M	For	For
				To approve the amendment to the company's 2000 Long-Term incentive plan and re-approve the performance criteria there under	M	For	For
				To Re-approve the performance criteria under the company's 2000 incentive bonus compensation plan.	M	For	For
The McGraw-Hill Companies	MHP	580645109	4/26/2006	For all Directors	M	For	For
				Ratification of Appointment of independent Registered Public Accounting Firms for 2006	M	For	For
				Annual Election of Each Director	S	Against	For
Makita Corporation	MKTAY	560877300	6/29/2006	Approval of proposed appropriation of retained earnings for the 94th term	M	For	NA
				Partial Amendment to the articles of incorporation	M	For	NA
				Election of one supplementary Statutory Auditor	M	For	NA
				Payment of retirement allowances for directors and statutory auditors for the period up to the termination of the retirement allowance plan	M	For	NA

Altria Group, Inc.	MO	02209S103	4/27/2006	For all Directors	M	For	For
				Ratification of Selection of Independent Auditors	M	For	For
				Requesting Independent Board Chairman	S	Against	For
				Requesting commitment to global human rights standards	S	Against	For
				Seeking to address health hazards for African Americans associated with smoking menthol cigarettes	S	Against	For
				Seeking to extend New York Fire-Safe Products Globally	S	Against	For
				Requesting adoption of animal welfare policy	S	Against	For
				Requesting support for laws at all levels combating use of tobacco	S	Against	For
				Seeking to facilitate medical efforts to dissuade secondhand smoke	S	Against	For
Nike, Inc.	NKE	645106103	9/20/2005	For all Directors	M	For	For
				Amend Articles of Incorporation to increase the number of authorized shares	M	For	For
				Re-Approve Nike, Inc. Executive Performance Sharing Plan	M	For	For
				Amend the Nike, Inc. 1990 Stock Incentive Plan	M	For	For
				Ratify Appointment of Independent Registered Accounting Firm	M	For	For
Occidental Petroleum	OXY	674599105	5/5/2006	For all Directors	M	For	For
				Ratification of selection of KPMG as independent auditors	M	For	For
				Approval of increase in authorized Capital Stock	M	For	For
				Limit on Executive Compensation	S	Against	For
				Scientific report on global warming/cooling	S	Against	For
				Election of directors by majority vote	S	Against	For
PepsiCo, Inc.	PEP	713448108	5/3/2006	For all Directors	M	For	For
				Approval of independent registered public accountants	M	For	For
				Political Contributions	S	Against	For
				Charitable Contributions	S	Against	For
Portfolio Recovery Associates	PRAA	73640Q105	5/10/2006	For all Directors	M	For	For

				Ratification of Appointment of Independent Auditors: PriceWaterhouseCoopers LLC	M	For	For
RC2 Corporation	RCRC	749388104	5/5/2006	For all Directors	M	For	For
Royal Dutch Shell PLC	RDS.A	780259206	5/16/2006	For all Directors	M	For	For
				Adoption of annual report and accounts	M	For	For
				Approval of Remuneration Report	M	For	For
				Re-Appointment of Auditors	M	For	For
				Remuneration of auditors	M	For	For
				Authority to allot Shares	M	For	For
				Disapplication of pre-emption rights	M	For	For
				Authority to purchase own shares	M	For	For
				Authority for certain donations and expenditures	M	For	For
				Shareholder Resolution	S	Against	For
Stanford Financial Group, Inc	SFG	852891100	5/8/2006	For all Directors	M	For	For
				Ratify Appointment of Independent Registered Public Accounting Firm	M	For	For
Sears Holdings Corporation	SHLD	812350106	4/12/2006	For all Directors	M	For	For
				Approve 2006 Associate Stock purchase plan	M	For	For
				Approve 2006 Stock Plan	M	For	For
				Approve Umbrella Incentive Program	M	For	For
				Ratify Appointment of Deloitte and Touche as Independent Public Accountants for 2006	M	For	For
Stericycle, Inc.	SRCL	858912108	5/3/2006	For all Directors	M	For	For
				Ratification of Ernst & Young as Independent Public Accountants for 2006	M	For	For
				Plan for elimination of Incineration	S	Against	For
Sempra Energy	SRE	816851109		For all Directors	M	For	For
				Ratification of Independent Auditors	M	For	For
				Articles Amendment for the Annual Election of all Directors	M	For	For
				Shareholder Proposal Regarding Performance-Based Stock Options	S	Against	For

Sysco Corporation	SYY	871829107	11/11/2005	For all Directors	M	For	For
				Approval of ratification of appointment of independent accountants	M	For	For
				Approval of 2005 Management incentive plan	M	For	For
				Approval of compensations to certain executive officers under the 2000 management incentive plan pursuant to Section 162(M) of the Internal Revenue Code.	M	For	For
				Approval of the 2005 Non-Employee Directors Stock Plan	M	For	For
Tractor Supply Company	TSCO	892356106	5/4/2006	For all Directors	M	For	For
				To Approve the 2006 Stock Incentive Plan	M	For	For
				Ratify the reappointment of Ernst & Young LLP As Independent Auditor	M	For	For
UCBH Holdings, Inc.	UCBH	90262T308	5/18/2006	For all Directors	M	For	For
				Approval of UCBH Senior Executive Annual Incentive Plan	M	For	For
				Approval of amended and restated UCBH 2006 Equity Incentive Plan	M	For	For
				Ratification of selection of PWC as independent auditors for 2006	M	For	For
United Fire & Casualty Co.	UFCS	910331107	5/17/2006	For all Directors	M	For	For
				In their discretion, to vote upon such other matters as may properly come before the meeting	M	For	For
United Technologies	UTX	913017109	4/12/2006	For all Directors	M	For	For
				Appointment of independent auditors	M	For	For
				Approval of amendment to restated certificate of incorporation	M	For	For
				Shareowner Proposal: Director Term Limits	S	Against	For
				Shareowner Proposal: Foreign Military Sales	S	Against	For
Walgreen Co.	WAG	931422109	1/11/2006	For all Directors	M	For	For
				Ratification of the appointment of Deloitte & Touche LLP as independent registered public accounting firm	M	For	For

				Approval of amended and restated Walgreen Co. Executive Stock Option Plan.	M	For	For
Wolverine World Wide	WWW	978097103	4/20/2006	For all Directors	M	For	For
				To Ratify the appointment of Ernst & Young LLP as Independent Auditors.	M	For	For
Wm. Wrigley Jr. Company	WWY	982526105	4/4/2006	For all Directors	M	For	For
				Approve adoption of WWY Management Incentive Plan	M	For	For
				Authorize one-time distribution of shares of class b common stock as dividend to holders of each class of common stock outstanding.	M	For	For
				Increase the Class B Common Stock automatic conversion threshold from 10% to 12%	M	For	For
				Defer, and permit the board of directors to further defer, the automatic conversion of class B Common stock if the automatic conversion threshold is crossed	M	For	For
				To ratify the appointment of the company's independent registered public accounting firm.	M	For	For
Dentsply International Inc.	XRAY	249030107	5/10/2006	For all Directors	M	For	For
				Ratify the appointment of PWC to audit the books and accounts	M	For	For
XTO Energy Inc.	XTO	98385X106	5/16/2006	For all Directors	M	For	For
				Approval of the amendment to the company's restated certificate of incorporation to increase the number of authorized shares of common stock, $.01 par value, to 1,000,000,000	M	For	For
				Approval of the XTO energy Inc. amended and restated 2004 stock incentive plan	M	For	For
				Ratification of the appointment of KPMG LLP as the company's independent auditor for 2006	M	For	For
Zale Corporation	ZLC	988858106	11/11/2005	For all Directors	M	For	For

Approve amendment to 2003 Stock Incentive Plan to authorize grant of time-vesting and performance=based restricted stock units and to establish performance goals	M	For	For
Approve outside directors' 2005 stock incentive plan	M	For	For
Ratify Appointment of Independent Registered Accounting Firm	M		For

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sparrow Funds

By: /s/ Gerald Sparrow

Gerald Sparrow, President

Date: August 21, 2006